Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($) Number shares	Jul. 31, 2015 USD ($) Number shares	Jul. 31, 2014 USD ($) Number	Apr. 30, 2015 USD ($)	Jul. 31, 2013 USD ($)
Cash and cash equivalents | $	$ 3,042	$ 7,411	$ 13,103	$ 40,679	$ 205,153
Potentially issuable shares upon the conversion | shares	172,379,610	148,683,079
Useful life		5 years
Depreciation expense | $		$ 1,520
Customer Concentration Risk [Member] | Revenue [Member]
Number of customer | Number	3	2	2
Customer Concentration Risk [Member] | Revenue [Member] | Customer One [Member]
Percentage of concentration risk	32.00%	53.00%	0.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer Two [Member]
Percentage of concentration risk	30.00%	10.00%	100.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer Three [Member]
Percentage of concentration risk	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of customer | Number	3	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Percentage of concentration risk	69.00%	95.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Percentage of concentration risk	4.00%	0.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Percentage of concentration risk	20.00%